SHARE-BASED COMPENSATION (Summary Of Activity Of Stock Options Granted) (Details) (Stock options [Member], USD $)	0 Months Ended					1 Months Ended						8 Months Ended	12 Months Ended
	Dec. 02, 2013	Oct. 25, 2013	Aug. 30, 2013	May 17, 2013	Mar. 22, 2013	Dec. 31, 2012	Jun. 30, 2012	Apr. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jan. 31, 2011	Oct. 31, 2010	Dec. 31, 2014	Dec. 31, 2013
Stock options [Member]
Number of shares
Balance at the beginning of the period (in shares)													70,979,125	70,502,943
Granted (in shares)	2,755,500		600,000	3,060,000	9,867,000	3,503,400	300,000	300,000	1,639,107	519,000	12,608,500	3,980,630	69,593,691	27,912,500
Exercised (in shares)													(7,477,739)	(18,583,733)
Forfeited (in shares)		(187,600)											(15,247,071)	(8,852,585)
Balance at the end of the period (in shares)						70,502,943							117,848,006	70,979,125
Exercisable, at the end of the period (in shares)													34,150,385
Vested and expected to vest, at the end of the period (in shares)													83,697,621
Weighted average exercise price
Balance at the beginning of the period (in dollars per share)													$ 0.77	$ 0.71
Granted (in dollars per share)	$ 0.94		$ 1.087	$ 0.95	$ 0.983	$ 1.1	$ 1.486	$ 2.03	$ 1.1	$ 1.76	$ 1.2	$ 1.80	$ 0.87	$ 0.57
Exercised (in dollars per share)													$ 0.32	$ 0.22
Forfeited (in dollars per share)													$ 0.52	$ 0.85
Balance at the end of the period (in dollars per share)						$ 0.71							$ 0.81	$ 0.77
Exercisable, at the end of the period (in dollars per share)													$ 0.65
Vested and expected to vest, at the end of the period (in dollars per share)													$ 0.87
Weighted average grant date fair value
Balance at the beginning of the period (in dollars per share)													$ 0.86
Granted (in dollars per share)													$ 0.55	$ 1.11
Exercised (in dollars per share)													$ 0.24	$ 0.14
Forfeited (in dollars per share)													$ 1.13	$ 0.92
Balance at the end of the period (in dollars per share)													$ 0.68	$ 0.86